Guarantees and Purchase Obligations - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of guarantees and purchase obligations [line items]
Purchase commitments	₺ 819,508	₺ 1,353,789
Purchase commitments settlement term	4 years
Guarantees	₺ 4,842,015	₺ 6,530,374